Expenses for shipping activities and other expenses from operating activities (Tables)	12 Months Ended
Dec. 31, 2017
Analysis of income and expense [abstract]
Schedule of Voyage Expenses and Commissions
Voyage expenses and commissions

(in thousands of USD)	2017	2016	2015
Voyage related expense	(57,140)	(52,836)	(62,787)
Commissions paid	(4,895)	(6,724)	(8,450)
Total voyage expenses and commissions	(62,035)	(59,560)	(71,237)

Schedule of Vessel Operating Expenses
Vessel operating expenses

(in thousands of USD)	2017	2016	2015
Operating expenses	(139,832)	(148,554)	(142,035)
Insurance	(10,595)	(11,645)	(11,683)
Total vessel operating expenses	(150,427)	(160,199)	(153,718)

Schedule of Charter Hire Expenses	Charter hire expenses

(in thousands of USD)	2017	2016	2015
Charter hire (Note 19)	(62)	(16,921)	(25,849)
Bare boat hire (Note 19)	(31,111)	(792)	—
Total charter hire expenses	(31,173)	(17,713)	(25,849)

Schedule of General and Administrative Expenses
General and administrative expenses

(in thousands of USD)	2017	2016	2015
Wages and salaries	(12,853)	(12,754)	(12,554)
Social security costs	(2,511)	(2,532)	(2,379)
Provision for employee benefits (Note 16)	(827)	(261)	(108)
Equity-settled share-based payments (Note 22)	(313)	(406)	(1,637)
Other employee benefits	(3,148)	(3,178)	(3,715)
Employee benefits	(19,652)	(19,131)	(20,392)
Administrative expenses	(22,579)	(21,264)	(21,389)
Tonnage Tax	(4,772)	(4,246)	(4,360)
Claims	(25)	(13)	(19)
Provisions	160	603	(91)
Total general and administrative expenses	(46,868)	(44,051)	(46,251)

Average number of full time equivalents (shore staff)	150.49	139.44	132.20